Subsequent Events (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 13, 2022	Jan. 24, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 22, 2021
Subsequent Events (Details) [Line Items]
Common stock, shares issued				416,604	10,132,212
Shares issued of consultant			749,984
Price per share (in Dollars per share)		$ 7
Purchase of common stock	11,429	54,623
unrelated investors		39,811
Aggregate principal amount		300,000
Total shares		42,857
Subsequents, description			●On January 26 and February 14, 2022, in exchange for services of Mr. Richmond, we granted to him 75,000 warrants to purchase an aggregate 75,000 shares of our common stock at an exercise price of $0.04 per share. On March 15, 2022, Mr. Richmond exercised 75,000 of warrants issued to him subsequently to the year end, upon which Marizyme issued to Mr. Richmond 75,000 shares of common stock.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)	$ 7
Subsequent Event [Member] | Consultants [Member]
Subsequent Events (Details) [Line Items]
Shares issued of consultant	5,714
Subsequent Event [Member] | Class C warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars)	$ 40,000
Aggregate principal amount		278,678
Mr. Richmond [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued				68,437
Bradley Richmond [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)		$ 7
Purchase of common stock		85,500